INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSES

The components of income tax expenses were as follows for the fiscal years ended September 30, 2025, 2024, and 2023 (in thousands):

For the Fiscal Years Ended September 30,
	2025	2024	2023
Current	¥-	¥-	¥-
Deferred	-	-	-
Total	¥-	¥-	¥-

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES AT STATUTORY RATE

A reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate in Japan for the fiscal years ended September 30, 2025, 2024, and 2023 was as follows:

	For the Fiscal Years Ended September 30,
	2025	2024	2023
Statutory tax rate	29.86%	34.59%	30.62%
Permanent differences	14.91%	10.47%	2.91%
Change in tax rate	(17.75)%	14.50%	(4.94)%
Valuation allowance	(27.02)%	(57.56)%	(28.59)%
Other	-	(2.00)%	-
Effective tax rate	0%	0%	0%

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

The primary components of deferred tax assets and liabilities were as follows as of September 30, 2025 and 2024 (in thousands):

	As of September 30,
	2025	2024
Deferred tax assets:
Inventories	¥980	¥53
Net operating loss	970,036	814,105
Property and equipment	9,619	-
Operating lease liabilities	2,742	3,782
Other	3,035	2,653
Total deferred tax assets	986,412	820,593
Less: valuation allowance	(982,182)	(812,922)
Deferred tax assets, net of valuation allowance	4,230	7,671

Deferred tax liabilities:
Operating lease right-of-use assets	(2,979)	(4,056)
Other	(1,251)	(3,615)
Total deferred tax liabilities	(4,230)	(7,671)
Net deferred tax asset	¥-	¥-